Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Revenue

	For the three months ended June 30		For the six months ended June 30
	2019	2018	2019	2018
Gold sales
Spot market sales	$1,928	$1,556	$3,822	$3,196
Concentrate sales	8	7	20	10
Provisional pricing adjustments	1	(1)	1	(1)
	$1,937	$1,562	$3,843	$3,205
Copper sales
Copper concentrate sales	$112	$117	$253	$251
Provisional pricing adjustments	(9)	(5)	13	(28)
	$103	$112	$266	$223
Other sales[1]	23	38	47	74
Total	$2,063	$1,712	$4,156	$3,502

[1]	Revenues include the sale of by-products for our gold and copper mines.